Deferred Income (Tables)	3 Months Ended
Dec. 31, 2023
Deferred income [abstract]
Summary of Deferred Income

(In thousands of Euros)	Government Grants	Other
Balance at September 30, 2023	10,634	2,680
Pledged during the year	84	—
Received during the year	—	140
Released to the statement of comprehensive income	(125)	—
Impact of foreign currency translation	—	(114)
Balance at December 31, 2023	10,593	2,706
current	—	—
non-current	10,593	2,706